UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value
CONSUMER DISCRETIONARY — 7.9%
Bright Horizons Family Solutions*	75,000	$4,801,500
CST Brands	860,000	30,899,800
El Pollo Loco Holdings*	130,400	1,496,992
Hibbett Sports*	335,000	11,443,600
John Wiley & Sons, Cl A	660,000	34,537,800
Wolverine World Wide	1,525,000	28,319,250

		111,498,942

CONSUMER STAPLES — 10.9%
B&G Foods	555,000	20,140,950
Boston Beer, Cl A*	28,200	6,192,438
Casey’s General Stores	170,000	18,057,400
Elizabeth Arden*	250,000	3,135,000
Fresh Market*	1,000,000	24,920,000
Lancaster Colony	230,000	26,155,600
Snyder’s-Lance	595,000	21,146,300
TreeHouse Foods*	385,000	32,971,400

		152,719,088

ENERGY — 1.3%
Denbury Resources	2,500,000	8,850,000
Forum Energy Technologies*	750,000	9,937,500

		18,787,500

FINANCIALS — 21.3%
Allied World Assurance Company Holdings	800,000	29,088,000
Argo Group International Holdings	445,000	27,821,400
Bryn Mawr Bank	430,000	12,525,900
Community Bank System	455,000	18,545,800
CVB Financial	1,245,000	21,725,250
Endurance Specialty Holdings	590,000	37,246,700
Financial Engines	700,000	22,512,000
First Financial Bankshares	560,000	18,625,600
German American Bancorp	64,800	2,030,184
Independent Bank	265,000	12,386,100

1	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
James River Group Holdings	130,000	$3,825,900
Navigators Group*	165,000	14,082,750
NBT Bancorp	260,000	7,308,600
Prosperity Bancshares	330,000	16,955,400
Stock Yards Bancorp	200,000	7,536,000
UMB Financial	700,000	34,356,000
Washington Trust Bancorp	345,000	13,386,000

		299,957,584

HEALTH CARE — 17.9%
Aceto	340,000	10,254,400
Cantel Medical	250,000	14,820,000
Cardiovascular Systems*	500,000	6,850,000
Cepheid*	742,100	24,786,140
Globus Medical, Cl A*	605,000	13,521,750
Halyard Health*	250,000	7,420,000
ICU Medical*	175,000	19,244,750
Insulet*	500,000	14,950,000
Integra LifeSciences Holdings*	570,000	33,954,900
Masimo*	460,000	18,252,800
Medidata Solutions*	425,000	18,275,000
NuVasive*	440,000	20,750,400
Omnicell*	525,000	14,280,000
Owens & Minor	230,000	8,245,500
Phibro Animal Health, Cl A	160,000	5,337,600
STERIS	200,000	14,990,000
West Pharmaceutical Services	83,600	5,016,836

		250,950,076

INDUSTRIALS — 16.4%
Actuant, Cl A	800,000	18,240,000
Brady, Cl A	550,000	12,512,500
CLARCOR	675,000	33,655,500
Esterline Technologies*	205,000	15,795,250
Gorman-Rupp	220,000	6,289,800
John Bean Technologies	100,000	4,486,000

2	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Lydall*	425,000	$14,547,750
Raven Industries	600,000	10,926,000
RBC Bearings*	350,000	23,936,500
Ritchie Bros Auctioneers	590,000	15,322,300
Standex International	245,000	21,981,400
TriMas*	1,290,120	25,815,301
WOODWARD	605,000	27,527,500

		231,035,801

INFORMATION TECHNOLOGY — 17.2%
Blackbaud	450,000	28,210,500
Fleetmatics Group*	440,000	24,490,400
Guidewire Software*	470,000	27,368,100
LogMeIn*	480,000	32,332,800
Mentor Graphics	550,000	14,960,000
NIC	595,000	11,287,150
PROS Holdings*	845,000	20,296,900
Qlik Technologies*	280,000	8,783,600
Qualys*	960,000	33,907,200
SPS Commerce*	115,100	8,266,482
WEX*	360,000	32,367,600

		242,270,732

MATERIALS — 3.0%
American Vanguard	175,000	2,346,750
H.B. Fuller	250,000	9,497,500
Innospec	340,000	18,781,600
Sensient Technologies	165,000	10,769,550

		41,395,400

TOTAL COMMON STOCK (Cost $1,121,938,459)		1,348,615,123

3	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CASH EQUIVALENTS — 4.3%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010%	25,988,363	$25,988,364
Fidelity Treasury Portfolio, Cl I, 0.010%	33,741,439	33,741,439

TOTAL CASH EQUIVALENTS (Cost $59,729,803)		59,729,803

TOTAL INVESTMENTS— 100.2% (Cost $1,181,668,262)†		$1,408,344,926

Percentages are based on Net Assets of $1,405,989,344.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $1,181,668,262 and the unrealized appreciation and depreciation were $311,589,237 and $(84,912,573) respectively.

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1500

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
Advance Auto Parts	35,000	$6,945,050
Bed Bath & Beyond*	190,000	11,329,700
Cabela’s*	250,000	9,792,500
CST Brands	290,000	10,419,700
John Wiley & Sons, Cl A	225,000	11,774,250
Panera Bread, Cl A*	35,000	6,207,950
Sally Beauty Holdings*	250,000	5,877,500
Tupperware Brands	175,000	10,302,250

		72,648,900

CONSUMER STAPLES — 14.0%
Flowers Foods	830,000	22,410,000
JM Smucker	195,000	22,891,050
McCormick	250,000	20,995,000
Mead Johnson Nutrition, Cl A	146,000	11,972,000
Molson Coors Brewing, Cl B	110,000	9,691,000
TreeHouse Foods*	90,000	7,707,600
Whole Foods Market	240,000	7,190,400

		102,857,050

ENERGY — 3.4%
Core Laboratories	100,000	11,633,000
Denbury Resources	1,000,000	3,540,000
Frank’s International	555,000	9,523,800

		24,696,800

FINANCIALS — 15.9%
Allied World Assurance Company Holdings	455,000	16,543,800
Arthur J. Gallagher	345,000	15,086,850
Commerce Bancshares	370,000	16,853,500
Cullen/Frost Bankers	255,000	17,452,200
Endurance Specialty Holdings	305,000	19,254,650
Northern Trust	250,000	17,597,500

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Prosperity Bancshares	270,000	$13,872,600

		116,661,100

HEALTH CARE — 20.2%
Align Technology*	155,000	10,146,300
C.R. Bard	59,000	10,994,650
Cepheid*	355,600	11,877,040
Cooper	92,000	14,017,120
Edwards Lifesciences*	77,000	12,100,550
Laboratory Corporation of America Holdings*	125,000	15,342,500
Mettler-Toledo International*	16,000	4,975,840
Sirona Dental Systems*	140,000	15,278,200
St. Jude Medical	360,000	22,971,600
STERIS	140,000	10,493,000
Teleflex	75,000	9,975,000
Waters*	75,000	9,585,000

		147,756,800

INDUSTRIALS — 13.4%
Actuant, Cl A	225,000	5,130,000
CLARCOR	190,000	9,473,400
Donaldson	250,000	7,550,000
Dover	285,000	18,362,550
Fastenal	220,000	8,615,200
IDEX	70,000	5,373,200
Parker-Hannifin	140,000	14,658,000
Rockwell Automation	170,000	18,557,200
WW Grainger	50,000	10,500,000

		98,219,550

INFORMATION TECHNOLOGY — 19.9%
Ansys*	125,000	11,913,750
Fortinet*	215,000	7,387,400
Guidewire Software*	185,000	10,772,550
PTC*	455,000	16,125,200

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Red Hat*	295,000	$23,337,450
SolarWinds*	450,000	26,113,500
Splunk*	130,000	7,300,800
Synopsys*	100,000	4,998,000
WEX*	200,000	17,982,000
Workday, Cl A*	110,000	8,686,700
Xilinx	245,000	11,666,900

		146,284,250

MATERIALS — 1.8%
AptarGroup	175,000	12,873,000

TOTAL COMMON STOCK (Cost $635,828,851)		721,997,450

CASH EQUIVALENTS — 1.6%**
Fidelity Institutional Money Market Funds - Treasury Only Portfolio, Cl I, 0.010%	3,939,461	3,939,461
Fidelity Treasury Portfolio, Cl I, 0.010%	8,124,406	8,124,407

TOTAL CASH EQUIVALENTS (Cost $12,063,868)		12,063,868

TOTAL INVESTMENTS— 100.1% (Cost $647,892,719)†		$734,061,318

Percentages are based on Net Assets of $733,064,042.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2015.

Cl — Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $647,892,719, and the unrealized appreciation and depreciation were $113,786,659 and $(27,618,060) respectively.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2015
(Unaudited)

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2200

4	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN FOCUSED
LARGE CAP VALUE FUND
(formerly, Champlain All Cap Fund)
OCTOBER 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.5%
	Shares	Value
CONSUMER STAPLES — 18.6%
Coca-Cola	3,500	$148,225
Diageo ADR	3,300	379,764
Philip Morris International	4,500	397,800
Unilever ADR	3,500	155,575
Wal-Mart Stores	5,600	320,544

		1,401,908

ENERGY — 13.1%
BP ADR	6,000	214,200
Cameco	12,000	170,040
Devon Energy	2,000	83,860
Hess	1,600	89,936
National Oilwell Varco	3,800	143,032
Suncor Energy	9,500	282,435

		983,503

FINANCIALS — 19.0%
ACE	2,000	227,080
American International Group	5,200	327,912
Bank of New York Mellon	3,600	149,940
Berkshire Hathaway, Cl B*	2,150	292,443
M&T Bank	1,000	119,850
US Bancorp	7,300	307,914

		1,425,139

HEALTH CARE — 14.9%
Baxalta	3,000	103,380
Baxter International	3,000	112,170
Express Scripts Holding*	2,300	198,674
GlaxoSmithKline ADR	3,500	150,710
Johnson & Johnson	3,000	303,090
Sanofi ADR	5,000	251,700

		1,119,724

INDUSTRIALS — 5.9%
Deere	1,600	124,800

1	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN FOCUSED
LARGE CAP VALUE FUND
(formerly, Champlain All Cap Fund)
OCTOBER 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
General Electric	11,000	$318,120

		442,920

INFORMATION TECHNOLOGY — 11.1%
International Business Machines	950	133,076
Oracle	4,500	174,780
PayPal Holdings*	2,500	90,025
PTC*	4,000	141,760
QUALCOMM	5,000	297,100

		836,741

MATERIALS — 3.7%
Potash Corp of Saskatchewan	13,600	275,128

TELECOMMUNICATION SERVICES — 4.2%
AT&T	5,000	167,550
Verizon Communications	3,200	150,016

		317,566

TOTAL COMMON STOCK (Cost $7,202,509)		6,802,629

CASH EQUIVALENT — 9.3%**
Fidelity Institutional Money Market Funds—Treasury Only, Portfolio, Cl I 0.010% (Cost $700,775)	700,775	700,775

TOTAL INVESTMENTS— 99.8% (Cost $7,903,284) †		$7,503,404

Percentages are based on Net Assets of $7,517,188.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of October 31, 2015.

2	CHAMPLAIN INVESTMENT	PARTNERS

The Advisors’ Inner Circle Fund II	CHAMPLAIN FOCUSED
LARGE CAP VALUE FUND
(formerly, Champlain All Cap Fund)
OCTOBER 31, 2015
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

†	At October 31, 2015, the tax basis cost of the Fund’s investments was $7,903,284, and the unrealized appreciation and depreciation were $315,313 and $ (715,193) respectively.

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-003-0400

3	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 23, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 23, 2015